Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies [Text Block]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

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Nature of operations
EDAP TMS S.A. and its subsidiaries (‘‘the Company’’) are engaged in the development, production, marketing, distribution and maintenance of a portfolio of minimally-invasive medical devices for the treatment of urological diseases. The Company currently produces devices for treating stones of the urinary tract and localized prostate cancer. Net sales consist primarily of direct sales to hospitals and clinics in France and Europe, export sales to third-party distributors and agents, and export sales through subsidiaries based in Germany, Italy and Asia.
The Company purchases the majority of the components used in its products from a number of suppliers but for some components, relies on a single source. Delay would be caused if the supply of these components or other components was interrupted and these delays could be extended in certain situations where a component substitution may require regulatory approval. Failure to obtain adequate supplies of these components in a timely manner could have a material adverse effect on the Company’s business, financial position and results of operation.
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Management estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’) requires management to make estimates and assumptions, such as business plans, stock price volatility, duration of standard warranty per market and price of maintenance contract used to determine the amount of revenue to differ. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
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Consolidation
The accompanying consolidated financial statements include the accounts of EDAP TMS S.A. and all its domestic and foreign owned subsidiaries, which include EDAP TMS France SAS, EDAP Technomed Inc., Edap Technomed Sdn Bhd, Edap Technomed Italia S.R.L, EDAP Technomed Co. Ltd. and EDAP TMS Gmbh. Edap Technomed Sdn Bhd was incorporated in early 1997. Edap Technomed Co. Ltd. was created in late 1996. EDAP TMS Gmbh was created in July 2006. EDAP SA, a subsidiary incorporating HIFU activities merged all of its activity into EDAP TMS France SAS in 2008. All intercompany transactions and balances are eliminated in consolidation
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Revenue recognition
Sales of goods:
For medical device sales with no significant remaining vendor obligation, payments contingent upon customer financing, acceptance criteria that can be subjectively interpreted by the customer, or tied to the use of the device, revenue is recognized when evidence of an arrangement exists, title to the device passes (depending on terms, either upon shipment or delivery), and the customer has the intent and ability to pay in accordance with contract payment terms that are fixed or determinable. For sales in which payment is contingent upon customer financing, acceptance criteria can be subjectively interpreted by the customer, or payment depends on use of the device, revenue is recognized when the contingency is resolved. The Company provides training and provides a minimum of one-year warranty upon installation. The Company accrues for the warranty costs at the time of sale. Revenues related to disposables are recognized when goods are delivered.
Sales of RPPs and leases:
Revenues related to the sale of HIFU treatments invoiced on a ‘‘Revenue-Per-Procedure’’ (‘‘RPP’’) basis are recognized when the treatment procedure has been completed. Revenues from devices leased to customers under operating leases are recognized on a straight-line basis.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
Sales of spare parts and services:
Revenues related to spare parts are recognized when goods are delivered. Maintenance contracts rarely exceed one year and are recognized on a straight line basis. Billings or cash receipts in advance of services due under maintenance contracts are recorded as deferred revenue.
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Shipping and handling costs
The Company recognizes revenue from the shipping and handling of its products as a component of revenue. Shipping and handling costs are recorded as a component of cost of sales.
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Cash equivalents and short term investments
Cash equivalents are cash investments which are highly liquid and have initial maturities of 90 days or less.
Cash investments with a maturity higher than 90 days are considered as short-term investments.
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Accounts Receivables
Accounts receivables are stated at cost net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables when collection becomes doubtful. Provision is made based upon a specific review of all significant outstanding invoices. These estimates are based on our bad debt write-off experience, analysis of credit information, specific identification of probable bad debt based on our collection efforts, aging of accounts receivables and other known factors.
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Inventories
Inventories are valued at the lower of manufacturing cost, which is principally comprised of components and labor costs, or market (net realizable value). Cost is determined on a first-in, first-out basis for components and spare parts and by specific identification for finished goods (medical devices). The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow moving, first based on a detailed comparison between quantity in inventory and historical consumption and then based on case-by-case analysis of the difference between the cost of inventory and the related estimated market value.
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Property and equipment
Property and equipment is stated at historical cost. Depreciation and amortization of property and equipment are calculated using the straight-line method over the estimated useful life of the related assets, as follows:
Leasehold improvements	10 years or lease term if shorter
Equipment	3 - 10 years
Furniture, fixtures, fittings and other	2 - 10 years
Equipment includes industrial equipment and research equipment that has alternative future uses. Equipment also includes devices that are manufactured by the Company and leased to customers through operating leases related to Revenue-Per-Procedure transactions and devices subject to sale and leaseback transactions. This equipment is depreciated over a period of seven years.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
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Long-lived assets
The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the assets (or the Group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the assets, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on assumptions and are subject to risk and uncertainty.

1 - 11 Goodwill and intangible assets
Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not amortized but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired by comparing the carrying value to the fair value of the reporting units to which it is assigned. Under ASC 350, “Goodwill and other intangible assetsâ€ï¿½?, the impairment test is performed in two steps. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, a second step is performed to measure the amount of impairment loss. The second step allocates the fair value of the reporting unit to the Company’s tangible and intangible assets and liabilities. This derives an implied fair value for the reporting unit’s goodwill. If the carrying amount of the reporting units goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to that excess. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.
Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.
Intangible assets consist primarily of purchased patents relating to lithotripters, purchased licenses, a purchased trade name and a purchased trademark. The basis for valuation of these assets is their historical acquisition cost. Amortization of intangible assets is calculated by the straight-line method over the shorter of the contractual or estimated useful life of the assets, as follows:

Patents	5 years
Licenses	5 years
Trade name and trademark	7 years

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Treasury Stocks
Treasury stock purchases are accounted for at cost. The sale of treasury stocks is accounted for using the first in first out method. Gains on the sale or retirement of treasury stocks are accounted for as additional paid-in capital whereas losses on the sale or retirement of treasury stock are recorded as additional paid-in capital to the extent that previous net gains from sale or retirement of treasury stocks are included therein; otherwise the losses shall be recorded to accumulated benefit (deficit) account. Gains or losses from the sale or retirement of treasury stock do not affect reported results of operations.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
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Warranty expenses
The Company provides customers with a warranty for each product sold and accrues warranty expense at time of sale based upon historical claims experience. Standard warranty period may vary from 1 year to 5 years depending on the market. Actual warranty costs incurred are charged against the accrual when paid and are classified in cost of sales in the statement of income. Warranty expense amounted to Euros 429 thousand, Euros 354 thousand and Euros 469 thousand for the years ended December 31, 2014, 2013 and 2012 respectively.

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Income taxes
The Company accounts for income taxes in accordance with ASC 740, ‘‘Accounting for Income Taxes’’ Under ASC 740, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured by applying enacted tax rates and laws to taxable years in which such differences are expected to reverse. A valuation allowance is established if, based on the weight of available evidence, it is more likely than not that some portion, or all of the deferred tax assets, will not be realized. In accordance with ASC740, no provision has been made for income or withholding taxes on undistributed earnings of foreign subsidiaries, such undistributed earnings being permanently reinvested.
As of January 1, 2007, the Company adopted FIN48 (now ASC 740) “Accounting for uncertainty in income taxâ€ï¿½?. Under ASC740, the measurement of a tax position that meets the more-likely-that-not recognition threshold must take into consideration the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances and information available at the reporting date.
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Research and development costs
Research and development costs are recorded as an expense in the period in which they are incurred.
The French government provides tax credits to companies for innovative research and development. This tax credit is calculated based on a percentage of eligible research and development costs and it can be refundable in cash and is not contingent on future taxable income. As such, the Company considers the research tax credits as a grant, offsetting operating expenses .
The research tax credit amounted to Euros 518 thousand, Euros 561 thousand and Euros 256 thousand for the years ended December 31 2014, 2013 and 2012 respectively.
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Advertising costs
Advertising costs are recorded as an expense in the period in which they are incurred.  Advertising costs amounted to Euros 413 thousand, Euros 391 thousand and Euros 374 thousand for the years ended December 31, 2014, 2013 and 2012 respectively.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
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Foreign currency translation and transactions
Translation of the financial statements of consolidated companies
The reporting currency of EDAP TMS S.A. for all years presented is the euro (Euros ).  The functional currency of each subsidiary is its local currency. In accordance with ASC 830, all accounts in the financial statements are translated into euro from the functional currency at exchange rate as follows:
·	assets and liabilities are translated at year-end exchange rates;
·	shareholders’ equity is translated at historical exchange rates (as of the date of contribution);
·	statement of income items are translated at average exchange rates for the year; and
·	translation gains and losses are recorded in a separate component of shareholders’ equity.

Foreign currencies transactions
Transactions involving foreign currencies are translated into the functional currency using the exchange rate prevailing at the time of the transactions. Receivables and payables denominated in foreign currencies are translated at year-end exchange rates. The resulting unrealized exchange gains and losses are carried to the statement of income.
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Earnings per share
Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period.
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Derivative instruments
ASC 815 requires the Company to recognize all of its derivative instruments as either assets or liabilities in the statement of financial position at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must classify the hedging instrument, based upon the exposure being hedged, as fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.
Gains and losses from derivative instruments are recorded in the income statement.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
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Employee stock option plans
At December 31, 2014, the Company had three stock-based employee compensation plans. The Company adopted ASC 718, “Share-Based Paymentâ€ï¿½?, effective January 1, 2006. ASC 718 requires the recognition of fair value of stock compensation as an expense in the calculation of net income (loss).
The fair value of each stock option granted during the year is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:
	Year Ended December 31,
	2014 (1)	2013	2012 (1)
Weighted-average expected life (years)	—	6.25	—
Expected volatility rates	—	71%	—
Expected dividend yield	—	—	—
Risk-free interest rate	—	1.35%	—
Weighted-average exercise price (Euros )	—	1.91	—
Weighted-average fair value of options granted during the year (Euros )	—	1.32	—
(1) The Company did not make any grants during the years ended December 31, 2014 and 2012
.
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Debentures and warrants
Debentures
On October 29, 2007, the Company issued $20 million in aggregate principal amount of non-secured, convertible debentures due October 29, 2012 (the ‘2007 Convertible Debentures’) with detachable warrants (the ‘2007 Warrants’). At the inception date, the Company elected to measure the instrument and the embedded derivatives in their entirety at fair value, with changes in fair value reported in the income statement under financial income, in accordance with ASC 815. Thus, the convertible debentures together with their embedded derivatives were recorded as a liability, with subsequent changes in fair value recorded in financial income and expenses. The Company used a binomial valuation model to measure the fair value of the Investor Warrants as defined below and a binomial valuation model with a Company specific credit spread to measure the fair value of the convertible debentures.
On January 19, 2012, the Company entered into a privately negotiated Exchange Agreement with all holders of the then outstanding 2007 Convertible Debentures and 2007 Warrants.  Pursuant to the terms of the Exchange Agreement, certain holders agreed to exchange their outstanding securities for newly issued ordinary shares and an amount in cash (the ‘Option A Holders’), while all other holders (the ‘Option B Holders’) agreed to exchange their outstanding securities for new, non-convertible debentures due June 30, 2014 (the ‘2012 Non-convertible Debentures’) and new warrants (the ‘2012 Exchange Offer Warrants’). The Company closed the Exchange on January 25, 2012. The 2012 Non-convertible Debentures were recorded as a liability at their fair value at inception and subsequently valued on an amortized cost basis with changes recorded as a financial expense. The 2012 Exchange Offer Warrants were recorded as equity instruments and the Company used a Black-Scholes pricing model to determine their value at inception. On June 14, 2013, the Company fully redeemed its outstanding non-convertible Debentures. See Notes 14, 16 and 19 for further discussion.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
Warrants:
The 2007 Warrants were issued to both the investors in the 2007 Convertible Debentures and to the bank that assisted the Company as the Placement Agent. The warrants issued to the investors in the convertible debentures (the “2007 Investor Warrantsâ€ï¿½?) and the Placement Agent (the “2007 Placement Agent Warrantsâ€ï¿½?) were evaluated at issuance under FASB ASC 480-10-25, ASC 815-40-15 and ASC 815-40-25 (formerly EITF 07 - 5 and 00 - 19, respectively) as freestanding instruments, as they were both legally detachable and separately exercisable from any other instruments. Based on this analysis, the 2007 Warrants were classified as a derivative liability because the Company may have been required to pay a net-cash settlement upon the occurrence of certain events outside the control of the Company. Specifically, Section 3(e) (Certain Adjustments-Fundamental Transaction) of the 2007 Warrants provided that under certain circumstances outside the control of the Company, the Company might be required, at the Holder’s election, to pay an amount of cash equal to the value of the warrant as determined in accordance with the Black-Scholes option pricing model. As a result, the 2007 Warrants did not qualify for a scope exception from derivative accounting under ASC 815-10-15-74(a) as it was not always within the Company’s control to settle the contract in its own shares and therefore did not meet the guidance of ASC 815-40-25.
The valuation model of the 2007 Investor Warrants used a binomial valuation model at inception to capture the complexity of the instruments. For subsequent years, the Company used a Black-Scholes valuation model with changes in fair value recorded as a financial expense or income. At December 31, 2012, all the 2007 Placement Agent Warrants had been exchanged for ADRs.
The 2012 Exchange Offer Warrants were issued to Option B Holders as part of the January 19, 2012 Exchange Agreement, closed on January 25, 2012. The warrants (also legally detachable and separately exercisable) do not provide for any net cash settlement in any circumstances. Specifically, the ‘Black- Scholes’ cash settlement provision has been eliminated in Section 3(e) of the 2012 Exchange Offer Warrants. Considering this and all the other relevant features of the 2012 Exchange Offer Warrants, the Company determined that the Warrants, which require settlement in shares, should be recognized as equity instruments. More specifically, the shares underlying the 2012 Exchange Offer Warrants were a fixed number of shares that were not redeemable outside of the Company’s control, and therefore the guidance of ASC 480-10-25 did not apply. Further, the 2012 Exchange Offer Warrants qualified for a scope exception from derivative accounting under ASC 815-10-15-74(a) as the New Warrants are both indexed to the Company’s own stock and can be classified in stockholders’ equity in the statement of financial position. See Note 7.6 for further discussion.
The Company used the Black-Scholes pricing model to value the 2012 Exchange Offer Warrants at inception.
On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, the Company issued new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placementâ€ï¿½?) with warrants attached (the “March 2012 Investor Warrantsâ€ï¿½?).  The Company also issued warrants to the placement agent, Rodman & Renshaw LLC (the “March 2012 Placement Agent Warrantsâ€ï¿½? and together with the March 2012 Investor Warrants, the “March 2012 Warrantsâ€ï¿½?).  The Company has accounted for the March 2012 Warrants as a liability and reflected this analysis in the Company’s financial statements filed for the year 2012.
The Company used the Black-Scholes pricing model to value the March 2012 Warrants at inception, with changes in fair value recorded as a financial expense or income.

EDAP TMS S.A. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)
On May 28, 2013, pursuant to a securities purchase agreement dated May 20, 2013, as amended, the Company issued 3,000,000 new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “May 2013 Placementâ€ï¿½?) with warrants attached (the “May 2013 Investor Warrantsâ€ï¿½?).  The Company also issued warrants to the placement agent, H.C. Wainwright & Co., LLC   (the “May 2013 Placement Agent Warrantsâ€ï¿½? and together with the May 2013 Investor Warrants, the “May 2013 Warrantsâ€ï¿½?).  As the May 2013 Warrants comprised the same structure and provisions than the March 2012 Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the euro, the Company determined that the May 2013 Warrants should be accounted for as a liability.
The Company used the Black-Scholes pricing model to value the May 2013 Warrants at inception, with changes in fair value recorded as a financial expense or income.
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Leases and Sales and leaseback transactions
In accordance with ASC 840, Accounting for Leases, the Company   classifies all leases at the inception date as either a capital lease or an operating lease. A lease is a capital lease if it meets any one of the following criteria; otherwise, it is an operating lease:
-	Ownership is transferred to the lessee by the end of the lease term;
-	The lease contains a bargain purchase option;
-	The lease term is at least 75% of the property’s estimated remaining economic life;
-	The present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
The Company enters into sale and leaseback transactions from time to time. In accordance with ASC 840, any profit or loss on the sale is deferred and amortized prospectively over the term of the lease, in proportion to the leased asset if a capital lease, or in proportion to the related gross rental charged to expense over the lease term, if an operating lease.
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New accounting pronouncements
In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Updates No. 2014-09. Revenue from contracts with customers requiring an entity to recognize the amount of revenue to which it expects to be entitled to for the transfer of promised goods or services to customers.
The updated standard will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. Early adoption is not permitted. The updated standard becomes effective for the Company in the first quarter of fiscal year 2017. The Company has not yet selected a transition method and is currently evaluating the effect that the updated standard will have on the Consolidated Financial Statements and related disclosures.

In August 2014, the FASB issued ASC Update No. 2014-15, Presentation of Financial Statements—Going Concern: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40). Update 2014-15 requires management to assess an entity’s ability to continue as a going concern every reporting period, and provide certain disclosures if management has substantial doubt about the entities ability to operate as a going concern, or an express statement if not, by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Update 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. Upon adoption the Company will use the guidance in ASU 2014-15 to assess going concern.